Earnings (loss) per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (loss) per share
	For the years ended December 31,
	2020	2019	2018
Net income (loss) for the year	$(5,999,675)	$3,772,908	$(6,968,511)
Weighted average number of shares outstanding for the year:
Basic	64,409,170	68,156,059	65,455,325
Diluted	64,409,170	68,156,059	65,455,325
Net Income (loss) per share – Basic	$(0.09)	$0.06	$(0.11)
Net Income (loss) per share – Diluted	$(0.09)	$0.06	$(0.11)

In years in which a loss results, all outstanding stock options are excluded from the diluted loss per share calculations as their effect is anti-dilutive.